INCOME TAX (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX [abstract]
Net income before tax	$ (125,109)	$ 107,180
Statutory tax rate	27.00%	27.00%
Anticipated income tax at statutory rates	$ (33,779)	$ 28,939
Non-deductible expenditures (deductible expenditures)	(3,513)	(5,535)
Differences between Canadian and foreign tax rates	10,448	4,392
Change in estimate	(4,492)	(93)
Effect of change in tax rates		(1,919)
Inflation adjustment	(57,403)	(24,873)
Impact of foreign exchange	17,336	14,865
Changes in deferred tax assets not recognized	70,178	18,692
Mining taxes	5,629	7,636
Withholding taxes	7,720	8,148
Other items	(1,327)	(2,471)
Total tax expense	10,797	47,781
Current income tax expense	35,783	51,651
Deferred income tax recovery	$ (24,986)	$ (3,870)